                                                            FIRST QUARTER REPORT

                                                            MARCH 31, 2002

[MORGAN STANLEY LOGO]

MORGAN STANLEY INDIA INVESTMENT FUND, INC.


MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER


Morgan Stanley India Investment Fund, Inc.

DIRECTORS AND OFFICERS

Barton M. Biggs                              Marie Joseph Raymond
CHAIRMAN OF THE                              Lamusse
BOARD OF DIRECTORS                           DIRECTOR

Ronald E. Robison                            Fergus Reid
PRESIDENT AND DIRECTOR                       DIRECTOR

Gaetan Bouic II                              Stefanie V. Chang
DIRECTOR                                     VICE PRESIDENT

John S.Y. Chu                                Lorraine Truten
DIRECTOR                                     VICE PRESIDENT

Clifford D'Souza                             James W. Garrett
DIRECTOR                                     TREASURER

Gerard E. Jones                              Mary E. Mullin
DIRECTOR                                     SECRETARY

Nilesh Joshi                                 Belinda A. Brady
DIRECTOR                                     ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      OVERVIEW

LETTER TO SHAREHOLDERS

For the three months ended March 31, 2002, the Morgan Stanley India Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 11.49% compared to 8.95% for the U.S. dollar adjusted Bombay Stock Exchange
(BSE) National Index (the"Index"). On March 31, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $9.99, representing a 17.5% discount to the Fund's net asset value per share.

MARKET REVIEW

We have been repeatedly making the point that when a new bull market begins, and India along with the rest of the world could well be in the midst of one, a new set of stocks will propel the market higher. What worked in the bull market of 1999-00 will not necessarily work in 2002. We are increasingly seeing evidence of such a change. This year's price action shows that the market can move higher despite under-performance in the tech sector. In fact, the pulse of the market is being determined by the direction of the public sector stocks. Investors always knew there was value in such stocks but were waiting for some trigger and found it once the privatization program showed signs of acceleration.

Our strategy has been to overweight undervalued but well run public sector companies where privatization would only be a bonus and to avoid chasing names hot off the privatization rumor list. This strategy has helped the portfolio meaningfully outperform the Index and be at the top end of its peer group. One of the biggest contributors to relative performance over the past few quarters has been the underweight position in the technology sector. Conversely, our overweight position in financials has worked well from both a relative attribution and absolute return standpoint. We continue to believe in these themes and hope it will generate further out-performance for the portfolio.

MARKET OUTLOOK

Privatization has come to be the most important theme in the marketplace because it currently lies at the heart of India's macro-economic reform effort. Therefore, the speed of the program has an effect on not just the directly affected stocks. The Indian economy is at a stage where it needs further reforms to move to the next stage of the development/growth cycle. It is otherwise getting increasingly difficult for even some of the leading domestic-oriented companies to generate top-line growth and in its absence there is a limit to which corporate India can keep squeezing costs to improve profitability. So we hope the privatization program continues to gather momentum and thereby keeps the market going.

The strength of our portfolio though lies in its diversity where there are sector preferences reflected at any point in time but no sector over-concentration. The portfolio otherwise continues to be overweight in sectors and stocks which we think have strong fundamentals to better the general environment and is correspondingly underweight in sectors/stocks that carry much baggage (e.g. excessive speculative fervor) from the previous cycle.

OTHER DEVELOPMENTS

On August 10, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. During the three months ended March 31, 2002, the Fund repurchased 426,200 of its shares at an average discount of 16.61% from net asset value per share. Since the inception of the program, the Fund has repurchased 8,261,000 of its shares at an average discount of 30.26% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On December 13, 2001, the Board of Directors of the Fund authorized the Fund to conduct a tender offer during the second quarter of 2002 for up to 15% of the Funds shares, at a price equal to 95% of the Fund's net asset value per share ("NAV") on the last day of the tender period. The tender period commenced on April 15, 2002 and is scheduled to terminate on May 17, 2002.

Sincerely,

/s/ Ronald E. Robison
Ronald E. Robison
President and Director

                                                                      April 2002

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      MARCH 31, 2002

INVESTMENT SUMMARY
Historical Information (Unaudited)

                                                                   TOTAL RETURN (%)
                                ----------------------------------------------------------------------------------
                                       MARKET VALUE(1)            NET ASSET VALUE(2)              INDEX(3)
                                ----------------------------------------------------------------------------------
                                                     AVERAGE                    AVERAGE                    AVERAGE
                                CUMULATIVE            ANNUAL    CUMULATIVE       ANNUAL     CUMULATIVE      ANNUAL
------------------------------------------------------------------------------------------------------------------
Year to Date                         15.49%               --         11.49%          --           8.95%         --
One Year                             28.52             28.52%        13.92        13.92%         -0.29       -0.29%
Five Year                            32.08              5.72         60.82         9.97         -13.75       -2.92
Since Inception*                     -7.29             -0.93          8.95         1.07         -45.43       -7.21

Past performance is not predictive of future performance.

[CHART]

               MORGAN STANLEY INDIA                BOMBAY STOCK EXCHANGE
             INVESTMENT FUND, INC.(2)             (BSE) NATIONAL INDEX(3)
1994                  0.72%                               -7.88%
1995                -36.31%                              -31.53%
1996                 -1.12%                               -6.49%
1997                  0.23%                                6.43%
1998                  4.08%                              -20.98%
1999                145.81%                               88.41%
2000                -29.68%                              -27.73%
2001                -14.52%                              -25.82%
2002                 11.49%                                8.95%

Returns and Per Share Information

                                                                                                   THREE
                                                                                                   MONTHS
                                                                                                   ENDED
                                                   YEAR ENDED DECEMBER 31,                        MARCH 31,
                            -------------------------------------------------------------------------------
                            1994*      1995     1996   1997     1998      1999     2000     2001    2002
-----------------------------------------------------------------------------------------------------------
Net Asset Value Per Share   $13.99  $  8.91  $  8.81  $8.83  $  9.19  $  22.59  $ 13.92  $ 10.53  $11.74
-----------------------------------------------------------------------------------------------------------
Market Value Per Share      $11.25  $  9.13  $  9.50  $8.38  $  6.75  $  16.50  $ 11.06  $  8.65  $ 9.99
-----------------------------------------------------------------------------------------------------------
Premium/(Discount)           -19.6%     2.5%     7.8%  -5.1%   -26.6%    -27.0%   -20.5%   -17.9%  -17.5%
-----------------------------------------------------------------------------------------------------------
Income Dividends                --       --       --     --       --        --       --  $  0.23      --
-----------------------------------------------------------------------------------------------------------
Capital Gains Distributions $ 0.17       --       --     --       --        --  $  1.60  $  0.84      --
-----------------------------------------------------------------------------------------------------------
Fund Total Return(2)          0.72%  -36.31%   -1.12%  0.23%    4.08%   145.81%  -29.68%  -14.52%  11.49%
-----------------------------------------------------------------------------------------------------------
Index Total Return(3)        -7.88%  -31.53%   -6.49%  6.43%  -20.98%    88.41%  -27.73%  -25.82%   8.95%
-----------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund. Total returns for periods of less than one year are not annualized.
(3) The Bombay Stock Exchange (BSE) National Index is a market capitalization weighted index including the equity shares of 100 companies from the "Specified" and the "Non-specified" list of the 5 major stock exchanges, namely, Bombay, Calcutta, Delhi, Ahmedabad and Madras, expressed in U.S. dollar terms.
  * The Fund commenced operations on February 25, 1994.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      MARCH 31, 2002

PORTFOLIO SUMMARY

[CHART]

Allocation of Total Investments

----------------------------------
Equity Securities             94.7%
Short-Term Investments         5.3
----------------------------------

[CHART]

Industries

----------------------------------
IT Consulting & Services      12.2%
Banks                         10.0
Automobiles                    9.9
Pharmaceuticals                9.7
Oil & Gas                      7.0
Metals & Mining                5.4
Household Products             5.2
Road & Rail                    5.0
Chemicals                      4.2
Diversified Financials         4.0
Other                         27.4
----------------------------------

Ten Largest Holdings*

                                             PERCENT OF
                                             NET ASSETS
-------------------------------------------------------
 1.  Hero Honda Motors Ltd.                      8.5%
 2.  State Bank of India Ltd.                    6.0
 3.  Infosys Technologies Ltd.                   5.6
 4.  Wipro Ltd.                                  5.4
 5.  Container Corporation of India Ltd.         5.0
 6.  HDFC Bank Ltd.                              4.0%
 7.  Housing Development Finance Corp., Ltd.     4.0
 8.  Dr. Reddy's Laboratories Ltd.               3.3
 9.  Manhanager Telephone Nigam Ltd.             3.2
10.  Hindustan Petroleum Corp., Ltd              3.1
                                                ----
                                                48.1%
                                                ====

     *Excludes short-term Investments

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      FINANCIAL STATEMENTS
                                      MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                                          SHARES           (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.5%)
(UNLESS OTHERWISE NOTED)
================================================================================
AUTO COMPONENTS (0.0%)
  Apollo Tyres Ltd.                                        2,075     $         3
  Rane (Madras) Ltd.                                      95,700              48
--------------------------------------------------------------------------------
                                                                              51
================================================================================
AUTOMOBILES (9.9%)
  Hero Honda Motors Ltd.                               2,760,612          18,885
  Patheja Forgings & Auto Parts Ltd.                     450,000              --@
  Tata Engineering & Locomotive Co., Ltd.              1,234,725           3,196
--------------------------------------------------------------------------------
                                                                          22,081
================================================================================
BANKS (10.0%)
  HDFC Bank Ltd.                                       1,329,124           6,407
  HDFC Bank Ltd. ADR                                     168,700           2,590
  State Bank of India Ltd.                             2,955,054          13,315
--------------------------------------------------------------------------------
                                                                          22,312
================================================================================
BIOTECHNOLOGY (0.5%)
  Shantha Biotechnics Pvt. Ltd.                          500,000           1,025
--------------------------------------------------------------------------------
CHEMICALS (4.2%)
  Asian Paints (India) Ltd.                              373,584           2,513
  Aventis Cropscience India Ltd.                         291,867           1,041
  ICI (India) Ltd.                                        25,000              36
  Indo Gulf Corp., Ltd.                                1,829,545           1,615
  Reliance Industries Ltd.                               670,000           4,130
--------------------------------------------------------------------------------
                                                                           9,335
================================================================================
COMMERCIAL SERVICES & SUPPLIES (0.3%)
  Xerox Modicorp Ltd.                                    718,225             736
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS (2.8%)
  Gujarat Ambuja Cements Ltd.                          1,164,597           4,782
  Gujarat Ambuja Cements Ltd. GDR                        355,000           1,509
--------------------------------------------------------------------------------
                                                                           6,291
================================================================================
DIVERSIFIED FINANCIALS (4.0%)
  Housing Development Finance Corp., Ltd.                632,876           8,882
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.7%)
  Bharti Tele-Ventures Ltd.                            1,525,000           1,201
  Mahanagar Telephone Nigam Ltd.                       2,147,831           6,492
  Mahanagar Telephone Nigam Ltd. ADR                     105,000             625
--------------------------------------------------------------------------------
                                                                           8,318
================================================================================
ELECTRIC UTILITIES (1.5%)
  Tata Power Co., Ltd.                                 1,408,040           3,276
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (3.3%)
  Asea Brown Boveri, Ltd.                                384,742     $     2,094
  Bharat Heavy Electricals Ltd.                        1,550,184           5,366
--------------------------------------------------------------------------------
                                                                           7,460
================================================================================
ENERGY EQUIPMENT & SERVICES (0.5%)
  Oil and Natural Gas Corp., Ltd.                        215,050           1,205
--------------------------------------------------------------------------------
FOOD PRODUCTS (3.4%)
  Britannia Industries Ltd.                              207,236           2,299
  Nestle India Ltd.                                      141,824           1,490
  SmithKline Beecham Consumer Healthcare Ltd.            495,927           3,838
--------------------------------------------------------------------------------
                                                                           7,627
================================================================================
HOUSEHOLD DURABLES (0.1%)
  Samtel Colour Ltd.                                     559,300             264
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (5.2%)
  Colgate-Palmolive (India) Ltd.                       1,007,351           2,910
  Hindustan Lever Ltd.                                 1,402,729           6,480
  Reckitt Benckiser (India) Ltd.                         446,971           2,211
--------------------------------------------------------------------------------
                                                                          11,601
================================================================================
INTERNET SOFTWARE & SERVICES (0.0%)
  India Info.com pcl                                     532,875              --@
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES (12.2%)
  HCL Technologies Ltd.                                  531,494           2,764
  Infosys Technologies Ltd.                              164,645          12,608
  Wipro Ltd.                                             196,697           6,861
  Wipro Ltd. ADR                                         137,310           5,112
--------------------------------------------------------------------------------
                                                                          27,345
================================================================================
MACHINERY (1.5%)
  Cummins India Ltd.                                   1,736,523           1,879
  Lakshmi Synthetic Machinery Manufacturers Ltd.         137,700              17
  Punjab Tractors Ltd.                                   264,862             822
  Revathi-CP Equipment Ltd.                              162,850             573
--------------------------------------------------------------------------------
                                                                           3,291
================================================================================
MEDIA (1.9%)
  New Dehli Television Ltd.                              333,300             692
  Zee Telefilms Ltd.                                   1,038,419           3,572
--------------------------------------------------------------------------------
                                                                           4,264
================================================================================
METALS & MINING (5.4%)
  Hindalco Industries Ltd.                               316,506           4,996
  National Aluminum Co., Ltd.                          1,520,876           2,569
  Steel Authority of India Ltd.                       20,955,208           2,105
  Tata Iron & Steel Co., Ltd.                          1,206,400           2,415
--------------------------------------------------------------------------------
                                                                          12,085
================================================================================

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      FINANCIAL STATEMENTS
                                      MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                                          SHARES           (000)
--------------------------------------------------------------------------------
OIL & GAS (7.0%)
  Bharat Petroleum Corp., Ltd.                           703,788     $     4,758
  Hindustan Petroleum Corp., Ltd.                      1,159,211           6,906
  Reliance Petroleum Ltd.                              7,631,654           4,044
--------------------------------------------------------------------------------
                                                                          15,708
================================================================================
PHARMACEUTICALS (9.7%)
  Cipla Ltd.                                             196,656           4,104
  Dabur India Ltd.                                     2,685,708           3,061
  Dr. Reddy's Laboratories Ltd.                          261,000           5,874
  Dr. Reddy's Laboratories Ltd. ADR                       62,800           1,389
  E. Merck (India) Ltd.                                   61,599             382
  Ranbaxy Laboratories Ltd.                              363,500           6,545
  Strides Arcolab Ltd.                                   245,400             307
--------------------------------------------------------------------------------
                                                                          21,662
================================================================================
ROAD & RAIL (5.0%)
  Container Corporation of India Ltd.                  2,177,507          11,129
--------------------------------------------------------------------------------
SPECIALTY RETAIL (0.6%)
  Titan Industries Ltd.                                1,218,376           1,284
--------------------------------------------------------------------------------
TOBACCO (2.8%)
  ITC Ltd.                                               415,741           5,938
  ITC Ltd. GDR                                            27,500             409
--------------------------------------------------------------------------------
                                                                           6,347
================================================================================
TOTAL COMMON STOCKS
  (Cost $214,229)                                                        213,579
================================================================================


                                                            FACE
                                                          AMOUNT
                                                           (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (4.7%)
================================================================================
REPURCHASE AGREEMENT (4.7%)
  J.P. Morgan Securities, Inc.,
    1.76%, dated 3/28/02, due 4/1/02
  (Cost $10,451)                                          10,451(a)       10,451
================================================================================

FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (0.6%)
================================================================================
  Indian Rupee
  (Cost $1,294)                   INR                     63,092           1,293
================================================================================


                                                          AMOUNT          AMOUNT
                                                           (000)           (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.8%)
  (Cost $225,974)                                                    $   225,323
================================================================================

OTHER ASSETS AND LIABILITIES (-0.8%)
  Other Assets                                        $      775
  Liabilities                                             (2,525)         (1,750)
================================================================================
NET ASSETS (100.0%)
  Applicable to 19,038,804, issued and
    outstanding $ 0.01 par value shares
    (100,000,000 shares authorized)                                  $   223,573
================================================================================
NET ASSET VALUE PER SHARE                                            $     11.74
================================================================================

(a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@  --  Value is less than $500.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

6